Average Annual Total Returns		12 Months Ended	60 Months Ended	76 Months Ended	120 Months Ended	451 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Class M
Prospectus [Line Items]
Average Annual Return, Percent		8.06%	4.01%		2.35%	11.45%
Performance Inception Date	May 30, 1986
Class M | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.12%	2.94%		1.47%
Class M | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.48%	3.41%		1.87%
Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		8.23%	3.97%	1.95%
Performance Inception Date	Sep. 01, 2017
Class R-6
Prospectus [Line Items]
Average Annual Return, Percent		8.16%	3.91%	1.91%
Performance Inception Date	Sep. 01, 2017
MSCI Emerging Markets Investable Market Index (IMI) (linked index) (reflects no deductions for expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.67%	4.45%		3.00%	9.07%